Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.00625 par value per share
Amount Registered | shares	3,800,000
Proposed Maximum Offering Price per Unit	2.19
Maximum Aggregate Offering Price	$ 8,322,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,149.27
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Class A ordinary shares, par value $0.00625 per share (the “Class A Ordinary Shares”) of Galaxy Payroll Group Limited (the “Company”) that may become issuable by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A Ordinary Shares.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Class A Ordinary Shares on March 5, 2026.